Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2018	2017
Land	$81,194	$89,137
Buildings	241,284	261,994
Furniture, fixtures and equipment	137,469	129,866
Total premises and equipment	459,947	480,997
Accumulated depreciation	(159,440)	(149,584)
Total premises and equipment, net	$300,507	$331,413

Schedule of Minimum Future Annual Rent Commitments
Minimum future annual rent commitments under lease agreements for the periods indicated are as follows:

(Dollars in thousands)
2019	$21,750
2020	19,991
2021	16,921
2022	14,195
2023	9,182
2024 and thereafter	34,652
$116,691